Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions		1 Months Ended								12 Months Ended
		Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Aug. 31, 2024 shares	Jul. 31, 2024 shares	Jun. 30, 2024 shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) Options shares	Dec. 31, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares	Dec. 31, 2021 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares													£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares									2,753,520,756	2,753,520,756	2,749,669,380
Shares issued under share-based schemes | shares										758,708	3,851,376
Shares issued under scrip dividends | shares										2,813,929
Shares cancelled on repurchases/buybacks | shares		(10,743,844)	(18,244,807)	(20,480,882)	(23,590,670)	(7,992,467)	(11,940,672)	(2,726,787)	(3,851,376)	(99,571,505)
Number of issued shares at end of period | shares		2,657,521,888								2,657,521,888	2,753,520,756	2,749,669,380
Balance at beginning of year									$ 17,983	$ 17,983	$ 16,898	$ 19,111
Shares issued under share-based schemes											4	(4)
Shares issued under scrip dividends										23
Shares cancelled on repurchases/buybacks	[1]									(878)
Balance at end of year		$ 18,674								18,674	17,983	16,898
Share capital
Disclosure of classes of share capital
Balance at beginning of year									183	183	182	182
Shares issued under share-based schemes											1
Shares cancelled on repurchases/buybacks	[1]									(7)
Balance at end of year		176								176	183	182
Share premium
Disclosure of classes of share capital
Balance at beginning of year									$ 5,009	5,009	5,006	5,010
Shares issued under share-based schemes											3	(4)
Balance at end of year		$ 5,009								$ 5,009	$ 5,009	$ 5,006
Sharesave and ISSOSNE
Options outstanding under save as you earn schemes
Number of shares under option | Options												1,900,000	1,660,096	1,671,215	2,000,000
Sharesave and ISSOSNE | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares													£ 5.20	£ 7.37
Sharesave and ISSOSNE | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares													£ 12.02	£ 14.55

[1]	In 2024, the Group entered into repurchase programmes to neutralise the dilutive effect of share scheme issuance and scrip dividends and is in progress of conducting the $2 billion share buyback programme it announced in June 2024 to return capital to shareholders. See note C8 for further details.